Related Party Transactions - Schedule of Amounts Owed from and to Related Parties (Parenthetical) (Details) ¥ in Thousands	Feb. 28, 2017 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 45,145
Mr. Tian Peiqing
Related Party Transaction [Line Items]
Amounts due from related parties	36,944
Mr. Tian Peiqing | Loan
Related Party Transaction [Line Items]
Amounts due from related parties	4,000
Mr. Tian Peiqing | Cash and Cash Equivalents
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 32,944